Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Mar. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value transfers between input levels	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Non-agency CMOs
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Financial assets valued by independent pricing service			99.10%		99.20%
Mortgage Servicing Rights
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount rate			11.98%		12.02%
Mortgage Servicing Rights | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount rate			11.50%		11.50%
Total portfolio lifetime weighted average prepayment speeds			2.90%		0.00%
Mortgage Servicing Rights | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount rate			25.00%		25.00%
Total portfolio lifetime weighted average prepayment speeds			59.90%		49.30%